Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

September 30, 2019

VIPGI-QTLY-1119
1.808773.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
		Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. (a)		41,989	$1,588,864
Verizon Communications, Inc.		350,480	21,154,973
			22,743,837
Entertainment - 1.5%
Activision Blizzard, Inc.		106,800	5,651,856
The Walt Disney Co.		30,800	4,013,856
Vivendi SA		405,500	11,128,924
			20,794,636
Interactive Media & Services - 0.4%
Alphabet, Inc.:
Class A (b)		2,618	3,196,945
Class C (b)		2,583	3,148,677
			6,345,622
Media - 5.2%
Comcast Corp. Class A (a)		1,331,262	60,013,291
Fox Corp. Class A		26,895	848,134
Interpublic Group of Companies, Inc.		276,900	5,969,964
Omnicom Group, Inc.		32,900	2,576,070
Sinclair Broadcast Group, Inc. Class A		85,800	3,667,092
			73,074,551

TOTAL COMMUNICATION SERVICES			122,958,646

CONSUMER DISCRETIONARY - 1.8%
Household Durables - 0.4%
Mohawk Industries, Inc. (b)		600	74,442
Whirlpool Corp.		32,600	5,162,536
			5,236,978
Leisure Products - 0.1%
Brunswick Corp.		31,600	1,646,992
Specialty Retail - 1.1%
Lowe's Companies, Inc.		107,317	11,800,577
TJX Companies, Inc.		63,600	3,545,064
			15,345,641
Textiles, Apparel& Luxury Goods - 0.2%
Puma AG		2,201	170,328
PVH Corp.		25,600	2,258,688
Tapestry, Inc.		17,500	455,875
			2,884,891

TOTAL CONSUMER DISCRETIONARY			25,114,502

CONSUMER STAPLES - 9.5%
Beverages - 1.3%
The Coca-Cola Co. (a)		332,553	18,104,185
Food & Staples Retailing - 2.1%
Walgreens Boots Alliance, Inc.		96,600	5,342,946
Walmart, Inc. (a)		203,900	24,198,852
			29,541,798
Food Products - 0.5%
Nestle SA sponsored ADR		62,600	6,785,840
The Hershey Co.		400	61,996
			6,847,836
Household Products - 1.4%
Colgate-Palmolive Co.		4,300	316,093
Energizer Holdings, Inc.		32,400	1,411,992
Procter & Gamble Co. (a)		117,050	14,558,679
Spectrum Brands Holdings, Inc.		74,000	3,901,280
			20,188,044
Tobacco - 4.2%
Altria Group, Inc.		1,112,500	45,501,250
British American Tobacco PLC sponsored ADR		259,300	9,568,170
Philip Morris International, Inc.		59,800	4,540,614
			59,610,034

TOTAL CONSUMER STAPLES			134,291,897

ENERGY - 9.4%
Energy Equipment & Services - 0.1%
Baker Hughes, A GE Co. Class A		49,000	1,136,800
Oil, Gas & Consumable Fuels - 9.3%
BP PLC sponsored ADR (c)		247,389	9,398,308
Cenovus Energy, Inc.		7,000	65,660
Cenovus Energy, Inc. (Canada) (c)		2,063,804	19,363,010
Equinor ASA sponsored ADR		678,000	12,848,100
Exxon Mobil Corp.		963,200	68,011,552
Hess Corp.		191,400	11,575,872
Kosmos Energy Ltd.		1,119,621	6,986,435
Noble Energy, Inc.		24,400	548,024
The Williams Companies, Inc.		126,500	3,043,590
			131,840,551

TOTAL ENERGY			132,977,351

FINANCIALS - 18.2%
Banks - 12.9%
Bank of America Corp. (a)		1,565,512	45,665,985
Citigroup, Inc. (a)		143,318	9,900,407
First Hawaiian, Inc.		79,600	2,125,320
JPMorgan Chase & Co. (a)		277,332	32,639,203
M&T Bank Corp.		16,900	2,669,693
PNC Financial Services Group, Inc.		128,172	17,964,588
SunTrust Banks, Inc.		234,849	16,157,611
U.S. Bancorp		222,298	12,301,971
Wells Fargo & Co.		852,569	43,003,580
			182,428,358
Capital Markets - 4.0%
Apollo Global Management LLC Class A		3,600	136,152
Brookfield Asset Management, Inc.		54,830	2,910,925
Cboe Global Markets, Inc.		9,400	1,080,154
Charles Schwab Corp.		94,384	3,948,083
FS KKR Capital Corp.		6,000	34,980
KKR & Co. LP		195,193	5,240,932
Morgan Stanley		100,983	4,308,945
Northern Trust Corp.		221,245	20,646,583
Raymond James Financial, Inc.		6,800	560,728
S&P Global, Inc.		600	146,988
State Street Corp.		277,179	16,406,225
Virtu Financial, Inc. Class A		23,400	382,824
			55,803,519
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.		38,600	585,188
Insurance - 1.0%
Chubb Ltd.		39,700	6,409,168
Marsh & McLennan Companies, Inc.		46,442	4,646,522
The Travelers Companies, Inc. (a)		24,100	3,583,429
			14,639,119
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.		173,550	3,963,882

TOTAL FINANCIALS			257,420,066

HEALTH CARE - 16.6%
Biotechnology - 1.7%
AbbVie, Inc.		80,900	6,125,748
Alexion Pharmaceuticals, Inc. (b)		77,500	7,590,350
Amgen, Inc.		36,400	7,043,764
Intercept Pharmaceuticals, Inc. (b)		48,358	3,209,037
			23,968,899
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.		9,500	2,403,120
Boston Scientific Corp. (a)(b)		39,900	1,623,531
			4,026,651
Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.		116,810	9,616,967
Cardinal Health, Inc.		231,600	10,929,204
Cigna Corp.		94,690	14,372,995
CVS Health Corp.		445,964	28,126,949
McKesson Corp. (a)		117,388	16,042,244
Patterson Companies, Inc. (c)		159,843	2,848,402
UnitedHealth Group, Inc.		63,600	13,821,552
			95,758,313
Pharmaceuticals - 7.8%
Bayer AG		303,016	21,348,410
Bristol-Myers Squibb Co.		645,700	32,743,447
Corteva, Inc.		56,033	1,568,924
GlaxoSmithKline PLC sponsored ADR		612,294	26,132,708
Johnson & Johnson		221,159	28,613,551
Novartis AG sponsored ADR		1,625	141,213
			110,548,253

TOTAL HEALTH CARE			234,302,116

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.8%
General Dynamics Corp.		34,600	6,322,458
Huntington Ingalls Industries, Inc.		17,400	3,685,146
Meggitt PLC		813	6,348
The Boeing Co.		3,700	1,407,739
United Technologies Corp. (a)		102,587	14,005,177
			25,426,868
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.		27,700	2,348,406
Expeditors International of Washington, Inc.		2,095	155,638
FedEx Corp.		13,300	1,936,081
United Parcel Service, Inc. Class B		231,372	27,722,993
			32,163,118
Commercial Services & Supplies - 0.5%
Healthcare Services Group, Inc. (c)		122,500	2,975,525
Interface, Inc.		194,100	2,802,804
Ritchie Bros. Auctioneers, Inc.		4,000	159,444
Stericycle, Inc. (b)		28,599	1,456,547
			7,394,320
Electrical Equipment - 0.6%
Acuity Brands, Inc.		25,800	3,477,582
Hubbell, Inc. Class B		36,379	4,780,201
Rockwell Automation, Inc.		6,000	988,800
			9,246,583
Industrial Conglomerates - 5.0%
3M Co.		3,000	493,200
General Electric Co.		7,896,550	70,595,154
			71,088,354
Machinery - 0.8%
Donaldson Co., Inc.		52,100	2,713,368
Flowserve Corp.		70,400	3,288,384
Westinghouse Air Brake Co. (a)		70,121	5,038,895
			11,040,647
Professional Services - 0.4%
RELX PLC (London Stock Exchange)		229,039	5,442,208
Robert Half International, Inc.		5,000	278,300
			5,720,508
Road & Rail - 2.4%
J.B. Hunt Transport Services, Inc. (a)		93,282	10,321,653
Knight-Swift Transportation Holdings, Inc. Class A		329,500	11,960,850
Union Pacific Corp.		73,900	11,970,322
			34,252,825
Trading Companies & Distributors - 0.8%
Fastenal Co.		41,600	1,359,072
MSC Industrial Direct Co., Inc. Class A		4,100	297,373
Watsco, Inc.		53,792	9,100,531
			10,756,976

TOTAL INDUSTRIALS			207,090,199

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.		61,204	3,024,090
IT Services - 2.2%
IBM Corp.		33,800	4,915,196
MasterCard, Inc. Class A		510	138,501
Paychex, Inc.		30,231	2,502,220
Unisys Corp. (b)		202,596	1,505,288
Visa, Inc. Class A		126,976	21,841,142
			30,902,347
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.		16,700	1,865,891
Applied Materials, Inc. (a)		89,100	4,446,090
Marvell Technology Group Ltd.		39,400	983,818
NVIDIA Corp.		3,400	591,838
Qualcomm, Inc. (a)		425,261	32,438,909
			40,326,546
Software - 6.9%
Microsoft Corp. (a)		481,518	66,945,448
Oracle Corp.		289,991	15,958,205
SAP SE sponsored ADR		120,600	14,215,122
			97,118,775
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.		132,658	29,711,412

TOTAL INFORMATION TECHNOLOGY			201,083,170

MATERIALS - 0.7%
Chemicals - 0.6%
International Flavors & Fragrances, Inc.		13,300	1,631,777
Nutrien Ltd.		123,680	6,161,362
The Scotts Miracle-Gro Co. Class A (a)		14,800	1,506,936
			9,300,075
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR		17,100	844,398

TOTAL MATERIALS			10,144,473

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp. (a)		26,900	5,948,397
CoreSite Realty Corp.		32,400	3,947,940
Equinix, Inc. (a)		12,000	6,921,600
Public Storage		9,400	2,305,538
Simon Property Group, Inc.		14,600	2,272,490
			21,395,965
UTILITIES - 1.1%
Electric Utilities - 0.9%
Duke Energy Corp.		30,900	2,962,074
Exelon Corp.		32,200	1,555,582
PPL Corp.		114,000	3,589,860
Southern Co. (a)		68,000	4,200,360
			12,307,876
Multi-Utilities - 0.2%
Sempra Energy		18,000	2,656,980

TOTAL UTILITIES			14,964,856

TOTAL COMMON STOCKS
(Cost $1,089,582,360)			1,361,743,241

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. Series A, 6.125%		73,500	4,545,240
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Avantor, Inc. Series A 6.25%		13,800	736,782
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,892,729)			5,282,022
		Principal Amount(d)	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. 2% 5/15/26		470,000	422,413
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (e)	EUR	1,100,000	974,088
TOTAL CONVERTIBLE BONDS
(Cost $1,647,012)			1,396,501
		Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund 1.96% (f)		45,788,160	45,797,318
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)		1,246,996	1,247,121
TOTAL MONEY MARKET FUNDS
(Cost $47,044,021)			47,044,439
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,143,166,122)			1,415,466,203
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(1,504,010)
NET ASSETS - 100%			$1,413,962,193

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
American Tower Corp.	Chicago Board Options Exchange	17	$375,921	$250.00	1/17/20	$(3,018)
American Tower Corp.	Chicago Board Options Exchange	17	375,921	240.00	1/17/20	(5,652)
Applied Materials, Inc.	Chicago Board Options Exchange	209	1,042,910	57.50	1/17/20	(22,676)
AT&T, Inc.	Chicago Board Options Exchange	400	1,513,600	40.00	1/17/20	(26,600)
Bank of America Corp.	Chicago Board Options Exchange	1,539	4,489,263	29.00	10/18/19	(125,429)
Bank of America Corp.	Chicago Board Options Exchange	770	2,246,090	30.00	11/15/19	(54,670)
Bank of America Corp.	Chicago Board Options Exchange	770	2,246,090	31.00	11/15/19	(27,720)
Boston Scientific Corp.	Chicago Board Options Exchange	366	1,489,254	45.00	11/15/19	(11,163)
Citigroup, Inc.	Chicago Board Options Exchange	227	1,568,116	67.50	10/18/19	(62,312)
Comcast Corp. Class A	Chicago Board Options Exchange	663	2,988,804	50.00	1/17/20	(31,492)
Equinix, Inc.	Chicago Board Options Exchange	13	749,840	570.00	12/20/19	(41,665)
Equinix, Inc.	Chicago Board Options Exchange	13	749,840	580.00	12/20/19	(35,360)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	139	1,538,035	125.00	2/21/20	(37,877)
JPMorgan Chase & Co.	Chicago Board Options Exchange	418	4,919,442	120.00	12/20/19	(130,625)
JPMorgan Chase & Co.	Chicago Board Options Exchange	417	4,907,673	115.00	12/20/19	(244,988)
McKesson Corp.	Chicago Board Options Exchange	104	1,421,264	160.00	11/15/19	(7,800)
Microsoft Corp.	Chicago Board Options Exchange	469	6,520,507	145.00	10/18/19	(22,747)
Procter & Gamble Co.	Chicago Board Options Exchange	295	3,669,210	125.00	10/18/19	(42,775)
Qualcomm, Inc.	Chicago Board Options Exchange	210	1,601,880	87.50	11/15/19	(8,190)
Qualcomm, Inc.	Chicago Board Options Exchange	210	1,601,880	90.00	11/15/19	(4,935)
The Scotts Miracle-Gro Co. Class A	Chicago Board Options Exchange	70	712,740	115.00	12/20/19	(9,100)
The Scotts Miracle-Gro Co. Class A	Chicago Board Options Exchange	70	712,740	120.00	12/20/19	(4,550)
Southern Co.	Chicago Board Options Exchange	134	827,718	57.50	11/15/19	(63,650)
Southern Co.	Chicago Board Options Exchange	506	3,125,562	60.00	10/18/19	(105,501)
The Coca-Cola Co.	Chicago Board Options Exchange	329	1,791,076	57.50	11/15/19	(10,693)
The Travelers Companies, Inc.	Chicago Board Options Exchange	227	3,375,263	150.00	10/18/19	(35,185)
United Technologies Corp.	Chicago Board Options Exchange	34	464,168	135.00	11/15/19	(19,550)
United Technologies Corp.	Chicago Board Options Exchange	34	464,168	135.00	10/18/19	(11,730)
Walmart, Inc.	Chicago Board Options Exchange	104	1,234,272	115.00	10/18/19	(45,760)
Westinghouse Air Brake Co.	Chicago Board Options Exchange	191	1,372,526	85.00	12/20/19	(13,847)
TOTAL WRITTEN OPTIONS						$(1,267,260)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $60,095,773.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $974,088 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,292,523
Fidelity Securities Lending Cash Central Fund	10,442
Total	$1,302,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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